SIGNIFICANT ACCOUNTING POLICIES - VIE Companies (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Total assets	$ 109,758,280		$ 98,021,647		$ 101,538,514
Total liabilities	90,205,460		77,835,404		80,552,955
Total operating revenue	3,387,728	$ 3,781,461	5,333,308	$ 5,512,511
Net income	1,213,525	1,696,190	1,968,168	2,311,401
Net cash generated from operating activities	14,118,089	(14,351,728)	2,170,283	5,204,783
Net cash generated from/(used in) investing activities	786,121	271,378	769,963	242,581
Net cash generated from financing activities	(4,720,133)	34,721,267	(2,593,823)	13,335,444
Net increase in cash and cash equivalents	10,273,295	20,671,537	238,324	18,871,386
Cash and cash equivalents at beginning of the period	59,291,512	43,521,758	59,291,512	43,521,758
Cash and cash equivalents at end of the period	69,564,807	64,193,295	59,529,836	62,393,144
VIEs and its subsidiary
SIGNIFICANT ACCOUNTING POLICIES
Total assets	296,738		293,717		254,602
Total liabilities	179,039		168,791		$ 176,204
Total operating revenue	144,398	86,930	201,216	134,812
Net income	37,236	22,456	48,110	24,520
Net cash generated from operating activities	26,055	(3,204)	25,847	3,328
Net cash generated from/(used in) investing activities				(3,187)
Net cash generated from financing activities	7,388		8,107
Net increase in cash and cash equivalents	33,443	(3,204)	33,954	141
Cash and cash equivalents at beginning of the period	2,751	3,738	2,751	3,738
Cash and cash equivalents at end of the period	$ 36,194	$ 534	$ 36,705	$ 3,879